Tax assets and liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		$ 316		$ 271
Remove discontinued US operations		(4,542)
Movement in income statement		(12)		38
Other movements including foreign exchange movements		(38)		7
Deferred tax assets at the end of the period		266		316
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(2,552)		(2,146)
Removal discontinued US operations		3,523
Movement in income statement		(393)		(366)
Other movements including foreign exchange movements		83		(40)
Deferred tax liabilities at the end of the period		(2,862)		(2,552)
Unrealised gains and losses on investments
Deferred tax assets in statement of financial position
Movement in income statement		3
Deferred tax assets at the end of the period		3
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(372)		(289)
Removal discontinued US operations		691
Movement in income statement		127		(78)
Other movements including foreign exchange movements		3		(5)
Deferred tax liabilities at the end of the period		(242)		(372)
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		87		32
Movement in income statement		(16)		55
Other movements including foreign exchange movements		(37)
Deferred tax assets at the end of the period		34		87
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(1,765)		(1,507)
Movement in income statement		(433)		(235)
Other movements including foreign exchange movements		73		(23)
Deferred tax liabilities at the end of the period		(2,125)		(1,765)
Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		149		133
Remove discontinued US operations		(4,513)
Movement in income statement		15		14
Other movements including foreign exchange movements		(2)		2
Deferred tax assets at the end of the period		162		149
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(415)		(350)
Removal discontinued US operations		2,832
Movement in income statement		(87)		(53)
Other movements including foreign exchange movements		7		(12)
Deferred tax liabilities at the end of the period		(495)		(415)
Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		80		106
Remove discontinued US operations		(29)
Movement in income statement		(14)		(31)
Other movements including foreign exchange movements		1		5
Deferred tax assets at the end of the period		67		80
Discontinued US operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		4,542		3,804
Movement in income statement				732
Other movements including foreign exchange movements				6
Deferred tax assets at the end of the period				4,542
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(3,523)		(3,091)
Movement in income statement				(324)
Movement through other comprehensive income and equity				(102)
Other movements including foreign exchange movements				(6)
Deferred tax liabilities at the end of the period				(3,523)
Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		4,858	[1]	4,075
Movement in income statement				770
Other movements including foreign exchange movements				13
Deferred tax assets at the end of the period	[1]			4,858
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(6,075)	[1]	(5,237)
Movement in income statement				(690)
Movement through other comprehensive income and equity				(102)
Other movements including foreign exchange movements				(46)
Deferred tax liabilities at the end of the period	[1]			(6,075)
Continuing and discontinued operations | Unrealised gains and losses on investments
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(1,063)
Deferred tax liabilities at the end of the period				(1,063)
Continuing and discontinued operations | Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		87
Deferred tax assets at the end of the period				87
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(1,765)
Deferred tax liabilities at the end of the period				(1,765)
Continuing and discontinued operations | Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		4,662
Deferred tax assets at the end of the period				4,662
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period		(3,247)
Deferred tax liabilities at the end of the period				(3,247)
Continuing and discontinued operations | Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period		$ 109
Deferred tax assets at the end of the period				$ 109

[1]	The 31 December 2020 comparative statement of financial position included discontinued US operations.